INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

Intangible assets were comprised of the following at:

	March 31,2022	December 31, 2021
Goodwill	$747,976	$747,976
LWL Intangibles	$1,468,709	$1,468,709
License	354,322	354,322
Patents	190,789	190,789
Accumulated Amortization	(78,189)	(75,220)
Net Fixed Assets	$2,683,607	$2,686,576

Our Amortization Expense for the three months ended March 31, 2022 and 2021 was $2,969 and 2,969 respectively.

Based on the foregoing analysis of the facts surrounding the Company’s acquisition of LWL, it is the Company’s position that the Company is the acquirer of LWL, under the acquisition method of accounting.

As such, as of November 8, 2021 (the acquisition date), the Company recognized, separately from goodwill, the identifiable assets acquired and the liabilities assumed in the Business combination.

The following table presents the purchase price allocation:

Consideration:
Cash and cash equivalents	$1,500,000

Total purchaser consideration	$1,500,000

Assets acquired:
Cash and cash equivalents	$6,156
Prepayment	$13,496
Other receivable	$20,000
Trading Contracts	$146,035
Shenzhen Gas Relationship	$1,314,313
Total assets acquired	$1,508,539

Liabilities assumed:
Advance Receipts	$(8539
Taxes Payable	$179
Net Assets Acquired:	$1,500,000

If LWL reach USD 5 million in revenue or net profit of USD 1 million by December 31, 2022, then based on the performance contingency there will be issuance of 20,000,000 shares of CETY to the Seller. As of the date of the filing the performance contingencies have not been met.

NOTE 6 – INTANGIBLE ASSETS

Intangible assets were comprised of the following at:

	December 31, 2021	December 31, 2020
Goodwill	$747,976	$747,976
LWL Inatigbles	1,468,709	-
License	354,322	354,322
Patents	190,789	190,789
Accumulated Amortization	(75,220)	(63,344)
Net Fixed Assets	$2,686,576	$1,229,743

Our Amortization Expense for the years ended December 31, 2021 and 2020 was $11,877 and 11,877 respectively.

Based on the foregoing analysis of the facts surrounding the Company’s acquisition of LWL, it is the Company’s position that the Company is the acquirer of LWL, under the acquisition method of accounting.

As such, as of November 8, 2021 (the acquisition date), the Company recognized, separately from goodwill, the identifiable assets acquired and the liabilities assumed in the Business combination.

The following table presents the purchase price allocation:

Consideration:
Cash and cash equivalents	$1,500,000

Total purchaser consideration	$1,500,000

Assets acquired:
Cash and cash equivalents	$6,156
Prepayment	$13,496
Other receivable	$20,000
Trading Contracts	$146,035
Shenzhen Gas Relationship	$1,314,313
Total assets acquired	$1,508,539

Liabilities assumed:
Advance Receipts	$(8539)
Taxes Payable	$179
Net Assets Acquired:	$1,500,000

If LWL reach USD 5 million in revenue or net profit of USD 1 million by December 31, 2022, then based on the performance contingency there will be issuance of 20,000,000 shares of CETY to the Seller. As of the date of the filing the performance contingencies have not been met.